POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - TARGET AND ACTUAL ASSET ALLOCATION (Details)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Pension Benefits
Asset Allocation
Target Asset Allocations	100.00%
Actual Asset Allocations	100.00%	100.00%
Other Retiree Benefits
Asset Allocation
Target Asset Allocations	100.00%
Actual Asset Allocations	100.00%	100.00%
Cash and Cash Equivalents | Pension Benefits
Asset Allocation
Target Asset Allocations	2.00%
Actual Asset Allocations	2.00%	1.00%
Cash and Cash Equivalents | Other Retiree Benefits
Asset Allocation
Target Asset Allocations	2.00%
Actual Asset Allocations	1.00%	1.00%
Debt Securities | Pension Benefits
Asset Allocation
Target Asset Allocations	51.00%
Actual Asset Allocations	50.00%	51.00%
Debt Securities | Other Retiree Benefits
Asset Allocation
Target Asset Allocations	3.00%
Actual Asset Allocations	5.00%	6.00%
Equity Securities | Pension Benefits
Asset Allocation
Target Asset Allocations	47.00%
Actual Asset Allocations	48.00%	48.00%
Equity Securities | Other Retiree Benefits
Asset Allocation
Target Asset Allocations	95.00%
Actual Asset Allocations	94.00%	93.00%